Trade Payables And Reverse Factoring Operations (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade Payables And Reverse Factoring Operations [Line Items]
Trade and other payables	R$ 1,686,832	R$ 1,592,290
Reverse Factoring Operations	142,924	144,501
Trade payables	1,829,756	1,736,791
Domestic market [member]
Trade Payables And Reverse Factoring Operations [Line Items]
Trade and other payables	1,581,759	1,511,576
Foreign countries [member]
Trade Payables And Reverse Factoring Operations [Line Items]
Trade and other payables	R$ 105,073	R$ 80,714